Accumulated other comprehensive loss (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	(2,040)		(3,861)		(3,316)
Accumulated other comprehensive loss - Opening Balance	(1,850)		(3,257)		(2,839)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year - pre-tax	(1,117)		1,544		(660)
Actuarial gain (loss) arising during the year - net of tax	(817)		1,132		(484)
Prior service cost from plan amendment arising during the year - pre-tax	(4)				(6)
Prior service cost from plan amendment arisiing during the year - net of tax	(3)				(4)
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - pre-tax	644		440		(128)
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - net of tax	648		447		(126)
Translation US Dollar Denominated Long Term Debt Hedge Net Investment Pre Tax	(569)		(394)		123
Translation US Dollar Denominated Long Term Debt Hedge Net Investment Net Tax	(496)		(342)		104
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax	(1)		0		0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(1)
Amortization of net actuarial loss - pre-tax	120	[1]	226	[1]	119	[1]
Amortization of net actuarial loss - net of tax	88		166		87
Amortization of prior service cost - pre-tax	6	[1]	5	[1]	7	[1]
Amortization of prior service cost - net of tax	4		4		5
Other comprehensive income (loss) before income taxes	(921)		1,821		(545)
Other comprehensive income loss tax	(344)		414		(127)
Other comprehensive income (loss)	(577)		1,407		(418)
Accumulated other comprehensive income (loss) - Closing	(2,427)		(1,850)		(3,257)
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	(2,961)		(2,040)		(3,861)
Derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	8		8		8
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax	(1)	[2]
Other comprehensive income (loss) before income taxes	(1)		0		0
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	7		8		8
Pension and other postretirement benefit plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	(1,515)		(3,290)		(2,750)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year - pre-tax	(1,117)		1,544		(660)
Prior service cost from plan amendment arising during the year - pre-tax	(4)				(6)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss - pre-tax	120		226		119
Amortization of prior service cost - pre-tax	6		5		7
Other comprehensive income (loss) before income taxes	(995)		1,775		(540)
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	(2,510)		(1,515)		(3,290)
Foreign currency translation adj [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), before Tax Opening Balance	(533)		(579)		(574)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - pre-tax	644		440		(128)
Translation US Dollar Denominated Long Term Debt Hedge Net Investment Pre Tax	(569)		(394)		123
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) before income taxes	75		46		(5)
Accumulated Other Comprehensive Income (Loss), before Tax Closing Balance	(458)		(533)		(579)
Tax recovery (expense) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income Loss Tax Opening balance	190		604		477
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year - tax	300		(412)		176
Prior service cost from plan amendment arising during the year - tax	1				2
Unrealized Foreign Exchange Gain/(Loss) On Translation Of Net Investment In Foreign Operations - tax	4		7		2
Translation US Dollar Denominated Long Term Debt Hedge Net Investment Tax	73		52		(19)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - tax	0
Amortization of net actuarial loss - tax	(32)	[3]	(60)	[3]	(32)	[3]
Amortization of prior service cost - tax	(2)	[3]	(1)	[3]	(2)	[3]
Other comprehensive income loss tax	344		(414)		127
Accumulated Other Comprehensive Income Loss Tax Closing balance	534		190		604

[1]	Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
[2]	Related to treasury lock transactions settled in prior years, which are being amortized over the terms of the related debt to Interest expense on the Consolidated Statement of Income.
[3]	Included in Income tax expense on the Consolidated Statement of Income.